Stock Benefit Plans (Narrative) (Details) (USD $) In Millions, except Share data, unless otherwise specified	12 Months Ended					12 Months Ended																	1 Months Ended	3 Months Ended	12 Months Ended	1 Months Ended	3 Months Ended	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2012 Restricted Stock [Member]	Dec. 31, 2011 Restricted Stock [Member]	Dec. 31, 2012 Restricted Stock [Member] Shares granted prior to 2004 [Member]	Dec. 31, 2012 Restricted Stock [Member] Shares granted during 2004 [Member]	Dec. 31, 2012 Restricted Stock [Member] Shares granted during 2005 [Member]	Dec. 31, 2012 Restricted Stock [Member] Certain grants in 2005 [Member]	Dec. 31, 2012 Restricted Stock Units And Performance Stock Units [Member]	Dec. 31, 2012 Restricted Stock Units And Performance Stock Units [Member] Shares granted prior to 2004 [Member]	Dec. 31, 2011 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2010 Restricted Stock Units (RSUs) [Member]	Dec. 31, 2012 Performance Units [Member]	Dec. 31, 2011 Performance Units [Member]	Dec. 31, 2006 Performance Units [Member]	Dec. 31, 2012 Deferred Stock Units [Member]	Dec. 31, 2011 Deferred Stock Units [Member]	Dec. 31, 2010 Deferred Stock Units [Member]	Dec. 31, 2012 Stock Options [Member]	Mar. 16, 2005 Stock Options [Member]	Dec. 31, 2012 Executive Plan 2000 [Member]	Mar. 31, 2007 Employee Stock Purchase Plan 1999 [Member]	Dec. 31, 2012 Employee Stock Purchase Plan 1999 [Member]	Dec. 31, 2012 Employee Stock Purchase Plan 1999 [Member]	May 31, 2007 International Plan [Member]	Dec. 31, 2012 International Plan [Member]	Dec. 31, 2012 International Plan [Member]
Awards made over the life of the plan																						23,200,000
Stock options vesting percentage																				25.00%	25.00%
Contractual term of stock option awards	10 years
Stock appreciation percentage above exercise price																				15.00%
Weighted-average grant-date fair value	$ 6.04	$ 6.67	$ 4.85									$ 30.46	$ 22.81		$ 30.60
Total intrinsic value of options exercised	$ 57.7	$ 23.6	$ 0.5
Unrecognized compensation cost related to option awards				135																18
Weighted-average period over which that cost is expected to be recognized, years										1 year										1 year 3 months 18 days
Cash received from the exercise of stock options	179.3	111.7	1.5
Performance-based restricted stock unit payable range minimum																0.00%
Performance-based restricted stock unit payable range maximum																200.00%
Total fair value of deferred stock units																	262.6	249.0	170.7
Performance Based Restricted Stock Unit Payout, Above Target Percentage														160.00%
Performance Based Restricted Stock Unit Payout, Target Percentage														100.00%
Vesting period, years						10 years	7 years	5 years	3 years		3 years
Total fair value of restricted stock					$ 0.6
Stock option price percent																									95.00%
Reduction in the shares available																									10,000,000
Issuance of common stock common stock approved by the Board of Directors																							35,600,000			12,000,000
Shares due to shareholder action																										4,000,000
Increase in number of shares available for issuance approved by Board of Directors																												5,000,000
Shares purchased by employees																								899,424			111,073
Shares available for issuance under the plan																								4,136,312	4,136,312		3,085,961	3,085,961